Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Pretax loss, (in dollars)					$ (15,616)	$ (7,600)
State tax benefit, (in dollars)					(2,575)	(2,251)
Foreign tax difference, (in dollars)					8,085	787
Transaction costs, (in dollars)					871	646
Permanent difference, (in dollars)					556	193
PPP loan forgiveness, (in dollars)						(154)
Change in valuation allowance, (in dollars)					8,717	8,369
Other, (in dollars)					(38)	10
Effective Income tax expense, (in dollars)					$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Pretax loss, (in percentage)					21.00%	21.00%
State tax benefit, (in percentage)					3.00%	6.00%
Foreign tax difference, (in percentage)					(11.00%)	(2.00%)
Transaction costs, (in percentage)					(1.00%)	(2.00%)
Permanent difference, (in percentage)					(1.00%)	(1.00%)
PPP loan forgiveness, (in percentage)					0.00%	0.00%
Change in valuation allowance, (in percentage)					(12.00%)	(23.00%)
Other, (in percentage)					0.00%	0.00%
Effective Income tax expense, (in percentage)					0.00%	0.00%
Provision (benefit) at statutory rate (in percentage)	21.00%	21.00%	21.00%	21.00%
Southern Airways Corporation
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
State tax benefit, (in dollars)					$ (257)	$ 679
Permanent difference, (in dollars)					69	14
Change in valuation allowance, (in dollars)					846	(2,584)
Other, (in dollars)					100	0
Effective Income tax expense, (in dollars)	$ 2	$ (1)	$ 7	$ (6)	(409)	440
Provision (benefit) at statutory rate					$ (1,167)	$ 2,331
Effective Income Tax Rate Reconciliation, Percent [Abstract]
State tax benefit, (in percentage)					4.60%	6.10%
Permanent difference, (in percentage)					(1.20%)	0.10%
Change in valuation allowance, (in percentage)					(15.20%)	(23.20%)
Other, (in percentage)					(1.80%)	0.00%
Effective Income tax expense, (in percentage)	0.00%	0.00%	0.00%	0.00%	7.40%	4.00%
Provision (benefit) at statutory rate (in percentage)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%